Note 7 - Balance Sheet Disclosure - Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement Line Items [Line Items]
Trade payables	€ 1,221	€ 5,842
Other payables	270	5,815
Contract liabilities	0	42		€ 0
Total	€ 1,491	€ 11,699	[1]

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.